Commitments & Contingencies (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 03, 2013
Cash payments made against accrued salary			$ 47,547	$ 0	$ 67,524	$ 15,823
Officer Compensation	18,000	18,000	54,000	54,000	72,000	72,000
Ardell D. Mees
Other Commitments, Description					On January 3, 2013, the Company executed a 2 year employment agreement with Ardell D. Mees, the Company’s Chief Executive Officer and Chief Financial Officer
Annual base salary							72,000
Officer Compensation			$ 54,000	$ 54,000